DESCRIPTION OF PLAN - General (Details) - 401K RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF PLAN
Part time employee maximum scheduled hours	1,000
Minimum age for eligible for participants in plan	18
Minimum service period for eligible for participants in plan	6 months